Significant Accounting Policies (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 01, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Diluted loss per share		911,775	127,041	925,635	442,573
Duration of intangible assets		3 years		3 years
Uncertain income tax		50.00%
Unrecognized tax benefits				50.00%
Derivative warrant loss (in Dollars)	$ 9,743,659
Warrant liability (in Dollars)				$ 0	$ 0